CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income	¥ 4,268,577	$ 601,218	¥ 4,005,568	¥ 5,764,513
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	17,118	2,411	59,157	(36,541)
Other comprehensive (loss) income	17,118	2,411	59,157	(36,541)
Total comprehensive income	4,285,695	603,629	4,064,725	5,727,972
Comprehensive loss attributable to non-controlling interests	16,759	2,360	18,605	17,212
Comprehensive income attributable to ordinary shareholders	¥ 4,302,454	$ 605,989	¥ 4,083,330	¥ 5,745,184